Profit Before Income Tax	12 Months Ended
Dec. 31, 2022
Profit (loss) [abstract]
Profit Before Income Tax
2 5	PROFIT BEFORE INCOME TAX

In addition to the expenses disclosed in the notes to the financial statements, profit before income tax has been arrived at after charging the following material expenses:

	2020	2021	2022
	RM	RM	RM	USD
Legal and professional fees	3,377	728,716	181,228	41,165
Director’s fees	-	656,000	193,000	43,839